Discontinued Operation of Hjx and Call Center Business (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Assets Available for Sale

	December 31,
	2018	2019

Carrying amount of assets held for sale:
Intangible assets, net - trademark	$353,691	$353,691
Intangible assets, net - distribution network	—	—
Prepaid expense - copyright	116,385	114,500
Total assets held for sale	$470,076	$468,191

Schedule of consolidated balance sheets

	December 31,
	2018	2019

Carrying amount of assets to be abandoned
Accounts receivable, net	$116,674	$16,925
Inventory, net	103,930	—
Other prepaid expenses and current assets	2,690	1,365
Total current assets	223,294	18,290
Property and equipment, net	356,350	—
Deferred tax assets, net	—	98,269
Total assets to be abandoned	$579,644	$116,559

Carrying amount of liabilities to be abandoned
Accounts payable	$29,419	$5,979
Accrued expenses and other current liabilities	147,456	114,489
Income taxes payable	95,553	102,110
Total liabilities to be abandoned	$272,428	$222,578

HJX business [Member]
Schedule of Disposal Groups Including Discontinued Operations

	For the years ended December 31,
	2017	2018	2019

Net revenues:
Direct sales	$195,589	$639	$—
Distribution sales	1,771,829	55,807	—
Total net revenues	1,967,418	56,446	—

Cost of revenues:
Direct sales	(185,664)	(3,939)	—
Distribution sales	(2,187,001)	(326,097)	—
Total cost of revenues	(2,372,665)	(330,036)	—

Gross loss	(405,247)	(273,590)	—

Operating expenses:
Other selling and marketing (expenses) recovery	(1,922,342)	(189,269)	68,538
General and administrative expenses	(1,146,917)	(774,125)	(14,775)
Total operating expenses	(3,069,259)	(963,394)	53,763

(Loss) income from discontinued operations before income taxes	$(3,474,506)	$(1,236,984)	$53,763
Income tax expense	—	—	—
(Loss) income from discontinued operations	$(3,474,506)	$(1,236,984)	$53,763

Call Center business [Member]
Schedule of Disposal Groups Including Discontinued Operations

	For the years ended December 31,
	2017	2018	2019

Net revenues:
Direct sales	$3,075,654	$3,347,273	$916,954
Distribution sales	147,604	10,483	29,809
Total net revenues	3,223,258	3,357,756	946,763

Cost of revenues:
Direct sales	(1,281,287)	(1,568,626)	(424,383)
Distribution sales	(230,672)	(9,841)	(26,205)
Total cost of revenues	(1,511,959)	(1,578,467)	(450,588)

Gross profit	1,711,299	1,779,289	496,175

Operating expenses:
Other selling and marketing expenses	(1,408,921)	(1,109,531)	(891,828)
General and administrative expenses	(722,174)	(419,337)	(498,295)
Total operating expenses	(2,131,095)	(1,528,868)	(1,390,123)

(Loss) income from discontinued operations	(419,796)	250,421	(893,948)
Other income (expenses), net	—	—	(311,543)

(Loss) income from discontinued operations before income taxes	(419,796)	250,421	(1,205,491)
Income tax benefit (expense)	(27,624)	(3,672)	90,641
(Loss) income from discontinued operations	$(447,420)	$246,749	$(1,114,850)